Financial risk management (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2019 INR (₨)		Mar. 31, 2018 INR (₨)		Mar. 31, 2017 INR (₨)	Mar. 31, 2019 USD ($)
Financial Risk Management [Line Items]
uncommitted lines of credit	₨ 47,134		₨ 24,046
Working capital	54,801		39,953
Cash and cash equivalents	2,228		2,638			$ 32
Increase In Hedging Reserve Sensitivity Analysis	1,872		1,277		₨ 1,154
Decrease In Hedging Reserve Sensitivity Analysis	(1,349)		(1,338)		(710)
Increase In Profit From Contracts Sensitivity analysis	1,789		403		2,143
Decrease In Profit From Contracts Sensitivity Analysis	(1,873)		(308)		₨ (2,287)
Borrowings	₨ 26,347	[1]	₨ 25,269	[2]
Percentage Of Depreciation Or Appreciation In Exchange Rate Used For Sensitivity Analysis	10.00%		10.00%
Expected increase or decrease in the net profit from fluctuation in Exchange Rate by 10%	₨ 548		₨ 434
Percentage Of Increase Or Decrease In Floating Interest Rate Used For Sensitivity Analysis	10.00%		10.00%		10.00%
Expected increase or decrease in the net profit from floating interest rate fluctuation by 10%	₨ 93		₨ 77		₨ 46
Percentage decrease increase in exchange rates of each of the currencies underlying derivative contracts used for sensitivity analysis	10.00%
Bonds And Commercial Paper [Member]
Financial Risk Management [Line Items]
Investments other than investments accounted for using equity method	₨ 6,289		3,552
Mutual Funds [Member]
Financial Risk Management [Line Items]
Investments funds	16,240		14,778
Cash flow hedges [member]
Financial Risk Management [Line Items]
Increase In Hedging Reserve Sensitivity Analysis	14
Decrease In Hedging Reserve Sensitivity Analysis	(12)
Borrowings	3,458
Floating interest rate [member] | Loan one [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 31,154		₨ 42,592
Borrowings, interest rate basis	1 Month LIBOR plus 25 bps to 1 Month LIBOR plus 105 bps		a floating interest rate ranging from 1 Month LIBOR minus 30 bps to 1 Month/3 Months LIBOR plus 85 bps
Floating interest rate [member] | Loan two [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 72
Borrowings, interest rate basis	1 Month JIBAR plus 120 bps
Floating interest rate [member] | Loan three [Member]
Financial Risk Management [Line Items]
Borrowings	₨ 1,749
Borrowings, interest rate basis	TIIE+1.25%
Unutilized credit limits [Member]
Financial Risk Management [Line Items]
uncommitted lines of credit	₨ 47,134		₨ 24,046

[1]	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.91.
[2]	Long-term debt obligations disclosed in the above table do not reflect any netting of transaction costs amounting to Rs.117.